INCENTIVE COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of information regarding the Incentive Plan unit activity
The following table summarizes information regarding awards of units granted under the LTIP:

	Units	Weighted-Average Fair Value at Grant Date
Unvested - December 31, 2014	470,750	$20.45
Granted units	372,283	$13.80
Forfeited units	(17,514)	$20.69
Unvested - March 31, 2015	825,519	$18.15

The following table summarizes information regarding awards of units granted under the LTIP:

	Units	Weighted-Average Fair Value at Grant Date
Unvested - November 7, 2012	—	$—
Granted units	146,000	23.01
Forfeited units	(1,500)	23.01
Vested units	—	—
Unvested - December 31, 2012	144,500	$23.01
Granted units	112,179	21.96
Forfeited units	(20,700)	22.09
Units recaptured for tax withholdings	(13,034)	23.01
Vested units	(40,272)	22.30
Unvested - December 31, 2013	182,673	$22.55
Granted units	787,321	19.82
Forfeited units	(1,050)	23.01
Units recaptured for tax withholdings	(159,500)	17.06
Vested units	(338,694)	17.45
Unvested - December 31, 2014	470,750	$20.45

Schedule of Unit Based Compensation Expense
The following table summarizes information regarding recognized compensation expense, which is included in general and administrative and operations and maintenance expense on our statements of operations (in thousands):

	Year Ended December 31,
	2014		2013	2012
Unit-based compensation	$10,074	(1)	$2,186	$630
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(1) This amount includes $7.2 million related to the accelerated vesting of the LTIP awards and $0.1 million related to the vesting of the Southcross Energy LLC equity equivalent units as a result of the change in control that took place on August 4, 2014.

Schedule of Employer's Matching Contributions
The following table summarizes information regarding contributions and the expense recognized for the matching contributions, which is included in general and administrative expense on our statements of operations (in thousands):

	Three Months Ended March 31,
	2015	2014
Matching contributions expensed for employee savings plan	$181	$356

The following table summarizes information regarding contributions and the expense recognized for the matching contributions, which is included in general and administrative expense on our statements of operations (in thousands):

	Year Ended December 31,
	2014	2013	2012
Matching contributions expensed for employee savings plan	$927	$628	$512

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The following table summarizes information regarding recognized compensation expense, which is included in general and administrative and operations and maintenance expense on our statements of operations (in thousands):

	Three Months Ended March 31,
	2015	2014
Unit-based compensation	$813	$529